Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2024
Amounts Pledged as Collateral for Borrowings and for Other Purposes
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2023 and 2024:

	2023	2024

	(in billions of yen)
Interest-bearing deposits in other banks	92	94
Trading account assets	7,830	12,331
Investments	12,452	15,081
Loans	8,715	8,699
Other assets	2,059	2,699

Total	31,148	38,904

Associated Liabilities Collateralized by Pledged Assets
The associated liabilities collateralized by the above assets at March 31, 2023 and 2024 are summarized below:

	2023	2024

	(in billions of yen)
Deposits	988	217
Payables under repurchase agreements	10,542	17,553
Payables under securities lending transactions	721	689
Other short-term borrowings	1,003	1,803
Long-term debt	2,173	2,490

Total	15,427	22,752